SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.9%
SEI Daily Income Trust Short Duration Government Fund , Cl Y	250,134	$2,521
SEI Institutional Managed Trust Conservative Income Fund , Cl Y	129,044	1,292
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	68,736	646
SEI Institutional Managed Trust Real Return Fund , Cl Y	44,822	429

Total Fixed Income Funds
(Cost $4,814) ($Thousands)		4,888
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	178,335	1,735
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	32,657	322
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	56,130	430

Total Multi-Asset Funds
(Cost $2,510) ($Thousands)		2,487
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 9.2%
SEI Enhanced Low Volatility US Large Cap ETF	83	$2
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	61,084	618
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	16,885	171

Total Equity Funds
(Cost $755) ($Thousands)		791
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class , 4.390%*	430,514	431

Total Money Market Fund
(Cost $431) ($Thousands)		431

Total Investments in Securities — 100.0%
(Cost $8,510) ($Thousands)		$8,597

Percentages are based on Net Assets of $8,600 ($Thousands).

Cl — Class

ETF — Exchange Traded Fund

*	The rate reported is the 7-day effective yield as of December 31, 2024.

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$3,029	$183	$(738)	$(10)	$57	$2,521	$74	$–
SEI Institutional Managed Trust Conservative Income, Cl Y	1,556	122	(386)	–	–	1,292	55	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	778	79	(205)	(3)	(3)	646	23	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	516	39	(127)	(6)	7	429	17	–
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,098	220	(507)	13	(89)	1,735	92	40
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	388	32	(101)	2	1	322	16	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	519	44	(126)	2	(9)	430	15	–
SEI Enhanced Low Volatility US Large Cap ETF	2	–	–	–	–	2	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	751	97	(228)	18	(20)	618	13	38
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	207	22	(53)	3	(8)	171	6	4
SEI Daily Income Trust Government Fund, Institutional Class	519	40	(128)	–	–	431	17	–
Totals	$10,363	$878	$(2,599)	$19	$(64)	$8,597	$328	$82

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.3%
Money Market Fund — 81.0%
SEI Daily Income Trust Government Fund, Institutional Class , 4.390%*‡	1,848,500	$1,848

Total Money Market Fund
(Cost $1,848) ($Thousands)		1,848
Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	82,249	442

Total Fixed Income Fund
(Cost $455) ($Thousands)		442

Total Investments in Securities — 100.3%
(Cost $2,303) ($Thousands)		$2,290

Percentages are based on Net Assets of $2,283 ($ Thousands).

Cl — Class

*	Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

†	The rate reported is the 7-day effective yield as of December 31, 2024.

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,058	$137	$(347)	$–	$–	$1,848	$70	$–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	491	50	(109)	(8)	18	442	21	–
Totals	$2,549	$187	$(456)	$(8)	$18	$2,290	$91	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.5%
SEI Daily Income Trust Short Duration Government Fund , Cl Y	432,723	$4,362
SEI Daily Income Trust Ultra Short Duration Bond Fund , Cl Y	130,972	1,223
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	72,535	607
SEI Institutional Managed Trust Conservative Income Fund , Cl Y	305,516	3,058
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	480,017	4,508
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	114,149	613
SEI Institutional Managed Trust Real Return Fund , Cl Y	127,262	1,219

Total Fixed Income Funds
(Cost $15,937) ($Thousands)		15,590
Multi-Asset Funds — 28.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	85,096	609
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	539,873	5,253
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	139,177	1,372
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	199,400	1,529

Total Multi-Asset Funds
(Cost $8,920) ($Thousands)		8,763
Equity Funds — 21.1%
SEI Enhanced Low Volatility US Large Cap ETF	39,990	1,165
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	281,376	2,845
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	90,094	914
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	56,474	785
SEI Select International Equity ETF	33,250	793

Total Equity Funds
(Cost $6,136) ($Thousands)		6,502

Total Investments in Securities — 100.0%
(Cost $30,993) ($Thousands)		$30,855

Percentages are based on Net Assets of $30,868 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,582	$228	$(518)	$(26)	$96	$4,362	$117	$–
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,290	76	(151)	–	8	1,223	44	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	641	88	(100)	–	(22)	607	36	–
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,222	216	(380)	–	–	3,058	119	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,748	488	(676)	(109)	57	4,508	148	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	646	65	(116)	1	17	613	25	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,285	72	(140)	(6)	8	1,219	42	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	643	88	(113)	(21)	12	609	15	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,546	547	(595)	18	(263)	5,253	275	118
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,446	122	(205)	(3)	12	1,372	64	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,611	139	(194)	(8)	(19)	1,529	52	–
SEI Enhanced Low Volatility US Large Cap ETF	1,256	–	(153)	23	39	1,165	22	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,022	428	(572)	44	(77)	2,845	59	173
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	963	141	(157)	6	(39)	914	32	20
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	839	201	(196)	18	(77)	785	16	99
SEI Select International Equity ETF	–	835	–	–	(42)	793	1	–
SEI Institutional International Trust International Equity Fund, Cl Y	854	64	(981)	121	(58)	–	–	–
Totals	$32,594	$3,798	$(5,247)	$58	$(348)	$30,855	$1,067	$410

Amounts designated as “ – “ are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.6%
SEI Institutional Managed Trust Real Estate Fund , Cl Y	157,898	$2,533
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	368,059	5,116

Total Equity Funds
(Cost $5,798) ($Thousands)		7,649
Fixed Income Fund — 33.3%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,016,318	5,458

Total Fixed Income Fund
(Cost $5,762) ($Thousands)		5,458
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 20.1%
SEI Daily Income Trust Government Fund, Institutional Class , 4.390%**	3,295,490	$3,295

Total Money Market Fund
(Cost $3,295) ($Thousands)		3,295

Total Investments in Securities — 100.0%
(Cost $14,855) ($Thousands)		$16,402

Percentages are based on Net Assets of $16,405 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2024.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,726	$310	$(662)	$99	$60	$2,533	$73	$64
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,679	922	(1,062)	202	(625)	5,116	104	678
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,872	601	(1,115)	(204)	304	5,458	287	–
SEI Daily Income Trust Government Fund, Institutional Class	3,546	364	(615)	–	–	3,295	125	–
Totals	$17,823	$2,197	$(3,454)	$97	$(261)	$16,402	$589	$742

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 37.3%
SEI Daily Income Trust Short Duration Government Fund , Cl Y	550,548	$5,550
SEI Daily Income Trust Ultra Short Duration Bond Fund , Cl Y	254,301	2,375
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	235,167	1,968
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,644,482	15,442
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	369,896	1,986
SEI Institutional Managed Trust Real Return Fund , Cl Y	246,942	2,366

Total Fixed Income Funds
(Cost $31,756) ($Thousands)		29,687
Equity Funds — 34.7%
SEI Enhanced Low Volatility US Large Cap ETF	113,840	3,317
SEI Enhanced US Large Cap Momentum Factor ETF	379	15
SEI Enhanced US Large Cap Quality Factor ETF	221	8
SEI Enhanced US Large Cap Value Factor ETF	309	10
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	93,037	1,555
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	966,681	9,773
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	387,038	3,924
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	197,479	2,745
SEI Select Emerging Markets Equity ETF	103,960	2,426
SEI Select International Equity ETF	158,050	3,772

Total Equity Funds
(Cost $26,837) ($Thousands)		27,545
Multi-Asset Funds — 28.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,043,774	7,463
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	808,166	7,863
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	300,253	2,961
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	516,064	$3,958

Total Multi-Asset Funds
(Cost $23,620) ($Thousands)		22,245

Total Investments in Securities — 100.0%
(Cost $82,213) ($Thousands)		$79,477

Percentages are based on Net Assets of $79,480 ($ Thousands).

Cl — Class

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$5,940	$396	$(878)	$(42)	$134	$5,550	$153	$–
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,551	218	(409)	(1)	16	2,375	88	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,134	267	(365)	(59)	(9)	1,968	120	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,627	1,606	(2,256)	(554)	19	15,442	522	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,140	233	(693)	(77)	383	1,986	102	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,548	191	(479)	(15)	121	2,366	85	–
SEI Enhanced Low Volatility US Large Cap ETF	3,478	–	(333)	51	121	3,317	63	–
SEI Enhanced U.S. Large Cap Momentum Factor ETF	12	1	–	–	2	15	–	–
SEI Enhanced U.S. Large Cap Quality Factor ETF	7	–	–	–	1	8	–	–
SEI Enhanced U.S. Large Cap Value Factor ETF	10	–	(1)	–	1	10	–	–
SEI Institutional International Trust - Emerging Markets Equity Fund, Cl Y	2,668	128	(3,146)	350	–	–	–	–
SEI Institutional International Trust International Equity Fund, Cl Y	4,034	191	(4,792)	567	–	–	–	–
SEI Institutional Managed Trust - Dynamic Asset Allocation Fund , Cl Y	1,720	345	(577)	67	–	1,555	45	117
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	10,753	1,363	(2,250)	151	(244)	9,773	200	589
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4,303	618	(1,039)	42	–	3,924	134	85
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,019	666	(986)	52	(6)	2,745	56	344
SEI Select Emerging Markets Equity ETF	–	2,647	–	–	(221)	2,426	8	–
SEI Select International Equity ETF	–	3,993	–	–	(221)	3,772	6	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,190	790	(1,092)	(425)	–	7,463	180	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	8,539	946	(1,487)	51	(186)	7,863	411	173
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,211	288	(500)	(38)	–	2,961	141	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,277	396	(1,008)	(25)	318	3,958	135	–
Totals	$86,161	$15,283	$(22,291)	$95	$229	$79,477	$2,449	$1,308

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 67.3%
SEI Institutional International Trust International Equity Fund , Cl Y	240,303	$2,653
SEI Institutional Managed Trust Real Estate Fund , Cl Y	164,980	2,646
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y	142,350	5,035
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	1,592,280	22,133

Total Equity Funds
(Cost $22,944) ($ Thousands)		32,467
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,626,543	$8,735

Total Fixed Income Fund
(Cost $9,657) ($ Thousands)		8,735
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class , 4.390%**	7,010,211	7,010

Total Money Market Fund
(Cost $7,010) ($ Thousands)		7,010

Total Investments in Securities — 99.9%
(Cost $39,611) ($ Thousands)		$48,212

Percentages are based on Net Assets of $48,245 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2024.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,869	$427	$(396)	$102	$(349)	$2,653	$95	$211
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,848	201	(563)	92	68	2,646	76	67
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,495	465	(752)	408	(581)	5,035	56	381
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	24,245	3,463	(3,691)	343	(2,227)	22,133	449	2,969
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,376	671	(1,465)	(390)	543	8,735	471	–
SEI Daily Income Trust Government Fund, Institutional Class	7,470	602	(1,062)	–	–	7,010	266	–
Totals	$52,303	$5,829	$(7,929)	$555	$(2,546)	$48,212	$1,413	$3,628

Amounts designated as “ – “ are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 73.6%
SEI Enhanced US Large Cap Momentum Factor ETF	170,468	$6,582
SEI Enhanced US Large Cap Quality Factor ETF	90,753	3,171
SEI Enhanced US Large Cap Value Factor ETF	184,942	6,125
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	556,326	9,296
SEI Institutional Managed Trust Large Cap Fund , Cl Y	887,921	12,892
SEI Select Emerging Markets Equity ETF	313,620	7,319
SEI Select International Equity ETF	832,930	19,878
SEI Select Small Cap ETF	238,160	6,098

Total Equity Funds
(Cost $62,405) ($ Thousands)		71,361
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 14.3%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	363,002	$3,038
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	826,598	7,762
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	571,081	3,067

Total Fixed Income Funds
(Cost $14,255) ($ Thousands)		13,867
Multi-Asset Fund — 12.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,637,725	11,710

Total Multi-Asset Fund
(Cost $13,265) ($ Thousands)		11,710

Total Investments in Securities — 100.0%
(Cost $89,925) ($ Thousands)		$96,938

Percentages are based on Net Assets of $96,952 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$7,659	$–	$(2,313)	$565	$671	$6,582	$37	$–
SEI Enhanced US Large Cap Quality Factor ETF	3,539	–	(667)	187	112	3,171	35	–
SEI Enhanced US Large Cap Value Factor ETF	7,443	–	(1,743)	347	78	6,125	121	–
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7,935	133	(9,415)	1,347	–	–	–	–
SEI Institutional International Trust International Equity Fund, Cl Y	21,198	48	(28,498)	7,252	–	–	–	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,051	1,935	(2,985)	734	(439)	9,296	272	722
SEI Institutional Managed Trust Large Cap Fund, Cl Y	14,029	3,241	(8,230)	580	3,272	12,892	129	1,888
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,119	315	(6,611)	2,438	(2,261)	–	36	–
SEI Select Emerging Markets Equity ETF	–	7,881	(2,865)	–	2,303	7,319	23	–
SEI Select International Equity ETF	–	20,923	(1,045)	–	–	19,878	34	–
SEI Select Small Cap ETF	–	6,038	–	–	60	6,098	14	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,235	390	(571)	(16)	–	3,038	180	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,236	1,222	(1,588)	(339)	231	7,762	250	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,270	435	(719)	(27)	108	3,067	125	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12,635	1,370	(2,076)	(572)	353	11,710	284	–
Totals	$105,349	$43,931	$(69,326)	$12,496	$4,488	$96,938	$1,540	$2,610

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	149,582	$1,620
SEI Institutional International Trust International Equity Fund , Cl Y	1,159,981	12,806
SEI Institutional Managed Trust Tax- Managed Large Cap Fund , Cl Y ‡	1,298,282	45,920
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund , Cl Y	490,216	11,290

Total Equity Funds
(Cost $35,079) ($ Thousands)		71,636
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	385,224	$3,225
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,241,378	6,666

Total Fixed Income Funds
(Cost $11,225) ($ Thousands)		9,891

Total Investments in Securities — 100.0%
(Cost $46,304) ($ Thousands)		$81,527

Percentages are based on Net Assets of $81,532 ($ Thousands).

‡	Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,559	$171	$(94)	$10	$(26)	$1,620	$55	$–
SEI Institutional International Trust International Equity Fund, Cl Y	12,864	1,657	(523)	71	(1,263)	12,806	454	1,003
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	45,881	3,931	(2,249)	180	(1,823)	45,920	492	3,439
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	11,488	2,143	(881)	212	(1,672)	11,290	66	2,007
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,017	345	(23)	(4)	(110)	3,225	187	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,022	709	(163)	(20)	118	6,666	348	–
Totals	$80,831	$8,956	$(3,933)	$449	$(4,776)	$81,527	$1,602	$6,449

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 43.0%
SEI Enhanced US Large Cap Momentum Factor ETF	28,702	$1,108
SEI Enhanced US Large Cap Quality Factor ETF	13,767	481
SEI Enhanced US Large Cap Value Factor ETF	29,853	989
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	133,657	2,233
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	186,812	1,889
SEI Institutional Managed Trust Large Cap Fund , Cl Y	135,041	1,961
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	149,657	1,518
SEI Select Emerging Markets Equity ETF	65,530	1,529
SEI Select International Equity ETF	150,100	3,582
SEI Select Small Cap ETF	54,050	1,384

Total Equity Funds
(Cost $14,837) ($ Thousands)		16,674
Fixed Income Funds — 33.2%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	181,479	1,519
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,047,507	9,836
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	285,333	1,532

Total Fixed Income Funds
(Cost $14,308) ($ Thousands)		12,887
Multi-Asset Funds — 23.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	662,201	4,735
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	144,728	1,427
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	398,441	3,056

Total Multi-Asset Funds
(Cost $10,114) ($ Thousands)		9,218

Total Investments in Securities — 99.9%
(Cost $39,259) ($ Thousands)		$38,779

Percentages are based on Net Assets of $38,818 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Market Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,064	$–	$(7)	$51	$–	$1,108	$6	$–
SEI Enhanced US Large Cap Quality Factor ETF	489	–	(22)	14	–	481	5	–
SEI Enhanced US Large Cap Value Factor ETF	1,034	134	(116)	28	(91)	989	18	–
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,633	84	(2,093)	376	–	–	–	–
SEI Institutional International Trust International Equity Fund, Cl Y	3,771	119	(5,505)	1,615	–	–	–	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,441	369	(886)	309	–	2,233	65	179
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,031	217	(463)	16	88	1,889	39	120
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,142	409	(982)	392	–	1,961	21	294
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,626	198	(404)	5	93	1,518	52	35
SEI Select Emerging Markets Equity ETF	–	1,529	–	–	–	1,529	5	–
SEI Select International Equity ETF	–	3,582	–	–	–	3,582	6	–
SEI Select Small Cap ETF	–	1,384	–	–	–	1,384	3	–
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,370	96	(2,070)	604	–	–	8	–
SE Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,606	168	(392)	(18)	155	1,519	92	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,313	916	(1,226)	(210)	43	9,836	327	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,614	177	(226)	(61)	28	1,532	78	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,094	490	(764)	(218)	133	4,735	115	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,515	124	(221)	(16)	25	1,427	67	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,232	326	(447)	(23)	(32)	3,056	105	–
Totals	$40,975	$10,322	$(15,824)	$2,864	$442	$38,779	$1,012	$628

Amounts designated as “ – “ are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	36,393	$394
SEI Institutional International Trust International Equity Fund , Cl Y	294,418	3,251
SEI Institutional Managed Trust Tax- Managed Large Cap Fund , Cl Y *	324,150	11,465
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund , Cl Y	123,805	2,851

Total Equity Funds
(Cost $7,766) ($Thousands)		17,961
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	96,993	812
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	306,940	1,648

Total Fixed Income Funds
(Cost $2,814) ($Thousands)		2,460

Total Investments in Securities — 100.0%
(Cost $10,580) ($Thousands)		$20,421
*	Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Percentages are based on Net Assets of $20,421 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$414	$31	$(49)	$5	$(7)	$394	$13	$–
SEI Institutional International Trust International Equity Fund, Cl Y	3,385	492	(326)	51	(351)	3,251	115	255
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	11,993	1,196	(1,308)	435	(851)	11,465	126	883
SEI Institutional Managed Trust Tax-Managed Small/ Mid Cap Fund, Cl Y	3,003	631	(412)	94	(465)	2,851	17	519
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	835	75	(68)	(11)	(19)	812	49	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,673	397	(449)	(56)	83	1,648	89	–
Totals	$21,303	$2,822	$(2,612)	$518	$(1,610)	$20,421	$409	$1,657

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%
Equity Funds — 54.6%
SEI Enhanced US Large Cap Momentum Factor ETF	131,874	$5,092
SEI Enhanced US Large Cap Quality Factor ETF	64,050	2,238
SEI Enhanced US Large Cap Value Factor ETF	136,997	4,537
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	433,273	7,240
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	360,043	3,640
SEI Institutional Managed Trust Large Cap Fund , Cl Y	588,739	8,548
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	292,266	2,964
SEI Select Emerging Markets Equity ETF	247,410	5,774
SEI Select International Equity ETF	594,310	14,183
SEI Select Small Cap ETF	193,790	4,962

Total Equity Funds
(Cost $52,527) ($ Thousands)		59,178
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 23.6%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	588,957	$4,930
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,667,470	15,658
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	928,006	4,983

Total Fixed Income Funds
(Cost $27,904) ($ Thousands)		25,571
Multi-Asset Funds — 21.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,817,192	12,993
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	290,795	2,867
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	1,022,985	7,846

Total Multi-Asset Funds
(Cost $26,030) ($ Thousands)		23,706

Total Investments in Securities — 100.1%
(Cost $106,461) ($ Thousands)		$108,455

Percentages are based on Net Assets of $108,372 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,909	$–	$(762)	$239	$706	$5,092	$26	$–
SEI Enhanced US Large Cap Quality Factor ETF	2,282	–	(238)	67	127	2,238	24	–
SEI Enhanced US Large Cap Value Factor ETF	4,763	–	(552)	132	194	4,537	82	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,921	1,510	(2,479)	962	(674)	7,240	210	524
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,965	667	(2,881)	72	1,817	3,640	76	210
SEI Institutional Managed Trust Large Cap Fund, Cl Y	9,359	2,196	(2,563)	722	(1,166)	8,548	87	1,162
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,233	573	(652)	35	(225)	2,964	102	62
SEI Select International Equity ETF	–	6,218	–	–	(444)	5,774	18	–
SEI Select Small Cap ETF	–	14,929	–	–	(746)	14,183	24	–
SEI Select Emerging Markets Equity ETF	–	4,913	–	–	49	4,962	11	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,368	800	(1,062)	(187)	11	4,930	303	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,776	2,456	(3,410)	(552)	388	15,658	525	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,406	738	(1,261)	(335)	435	4,983	263	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,187	1,880	(2,886)	(978)	790	12,993	317	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,110	407	(673)	(43)	66	2,867	136	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,520	958	(1,502)	(104)	(26)	7,846	270	–
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,182	65	(6,844)	967	(370)	–	–	–
SEI Institutional International Trust International Equity Fund, Cl Y	14,938	103	(16,111)	5,457	(4,387)	–	–	–
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,890	238	(5,290)	1,704	(1,542)	–	30	–
Totals	$115,809	$38,651	$(49,166)	$8,158	$(4,997)	$108,455	$2,504	$1,958

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	225,647	$2,444
SEI Institutional International Trust International Equity Fund , Cl Y	1,784,398	19,700
SEI Institutional Managed Trust Tax- Managed Large Cap Fund , Cl Y *	1,994,663	70,551
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund , Cl Y	757,543	17,446

Total Equity Funds
(Cost $51,811) ($Thousands)		110,141
Fixed Income Funds — 12.2%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	602,955	5,047
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,896,036	10,181

Total Fixed Income Funds
(Cost $17,713) ($Thousands)		15,228

Total Investments in Securities — 100.0%
(Cost $69,524) ($Thousands)		$125,369
*	Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Percentages are based on Net Assets of $125,401 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,489	$190	$(217)	$(9)	$(9)	$2,444	$82	$–
SEI Institutional International Trust International Equity Fund, Cl Y	20,388	2,289	(1,165)	230	(2,042)	19,700	700	1,542
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	72,071	6,106	(5,127)	1,578	(4,077)	70,551	767	5,339
SEI Institutional Managed Trust Tax-Managed Small/ Mid Cap Fund, Cl Y	18,049	3,258	(1,599)	459	(2,721)	17,446	104	3,134
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,973	402	(147)	(25)	(156)	5,047	297	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,960	689	(623)	(195)	350	10,181	551	–
Totals	$127,930	$12,934	$(8,878)	$2,038	$(8,655)	$125,369	$2,501	$10,015

Amounts designated as “ – “ are $0 or have been rounded to $0.

16	SEI Asset Allocation Trust